Components of Income Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax	$ 498,612	¥ 3,461,853	¥ 3,213,638	¥ 2,942,173
Income tax refund due to reduced tax rate	(77,013)	(534,698)	0	(17,553)
Adjustments of deferred tax assets due to change in tax rates	(1,741)	(12,085)	79,947	28,146
Deferred income tax (benefit) expense	(213)	(1,476)	2,180,792	(721,594)
Taxation for the year	$ 419,645	¥ 2,913,594	¥ 5,474,377	¥ 2,231,172